Note 17 - Common Stock and Additional Paid-in Capital	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Equity [Text Block]

17. Common Stock and Additional Paid-In Capital:

(a) Common Stock: During each of the six-month periods ended June 30, 2022 and 2023, the Company issued 299,200 shares at par value of $0.0001 to Costamare Services pursuant to the Services Agreement (Note 3). The fair value of such shares was calculated based on the closing trading price at the date of issuance. There were no share-based payment awards outstanding during the six-month period ended June 30, 2023.

On July 6, 2016, the Company implemented the Plan. The Plan offers holders of Company common stock the opportunity to purchase additional shares by having their cash dividends automatically reinvested in the Company’s common stock. Participation in the Plan is optional, and shareholders who decide not to participate in the Plan will continue to receive cash dividends, as declared and paid in the usual manner. During the year ended December 31, 2022, the Company issued 2,454,909 shares at par value of $0.0001 to its common stockholders, at an average price of $12.3142 per share. During the six-month period ended June 30, 2023, the Company issued 882,207 shares, at par value of $0.0001 to its common stockholders, at an average price of $8.9868 per share.

On November 30, 2021, the Company approved a share repurchase program of up to a maximum $150,000 of its common shares and up to $150,000 of its preferred shares. The timing of repurchases and the exact number of shares to be purchased will be determined by the Company’s management, in its discretion. During the year ended December 31, 2022, the Company repurchased, under the share repurchase program, 4,736,702 common shares at an aggregate cost of $60,095. During the six-month period ended June 30, 2023, the Company repurchased, under the share repurchase program, 3,470,587 common shares at an aggregate cost of $31,161.

As of June 30, 2023, the aggregate issued share capital was 128,219,820 common shares at par value of $0.0001. As of June 30, 2023 the issued share capital outstanding after deducting the treasury stock repurchased was 120,012,531 common shares.

(b) Additional Paid-in Capital: The amounts shown in the accompanying consolidated balance sheets, as additional paid-in capital include: (i) payments made by the stockholders at various dates to finance vessel acquisitions in excess of the amounts of bank loans obtained, (ii) the difference between the par value of the shares issued in the Initial Public Offering in November 2010 and the offerings in March 2012, October 2012, August 2013, January 2014, May 2015, December 2016, May 2017 and January 2018 and the net proceeds received from the issuance of such shares excluding the shares bought back during the year ended December 31, 2020 and 2022 and the six-month period ended June 30, 2023, (iii) the difference between the par value and the fair value of the shares issued to Costamare Shipping and Costamare Services (Note 3), (iv) the difference between the par value of the shares issued under the Plan and (v) in cases where capital increase take place in a subsidiary through shares issuance, the difference between the cash contributed from the non-controlling interests and the share of subsidiary’s equity acquired from the non-controlling interests.

(c) Dividends declared and / or paid: During the six-month period ended June 30, 2022, the Company declared and paid to its common stockholders (i) $0.115 per common share and, after accounting for shareholders participating in the Plan, the Company paid $10,745 in cash and issued 274,939 shares pursuant to the Plan for the fourth quarter of 2021 and (ii) $0.615 per common share and, after accounting for shareholders participating in the Plan, the Company paid $57,479 in cash and issued 1,420,709 shares pursuant to the Plan for the first quarter of 2022. During the six-month period ended June 30, 2023, the Company declared and paid to its common stockholders (i) $0.115 per common share and, after accounting for shareholders participating in the Plan, the Company paid $10,219 in cash and issued 384,177 shares pursuant to the Plan for the fourth quarter of 2022 and (ii) $0.115 per common share and, after accounting for shareholders participating in the Plan, the Company paid $10,043 in cash and issued 498,030 shares pursuant to the Plan for the first quarter of 2023.

During the six-month period ended June 30, 2022, the Company declared and paid to its holders of Series B Preferred Stock (i) $939, or $0.476563 per share for the period from October 15, 2021 to January 14, 2022 and (ii) $939, or $0.476563 per share for the period from January 15, 2022 to April 14, 2022. During the six-month period ended June 30, 2023, the Company declared and paid to its holders of Series B Preferred Stock (i) $939, or $0.476563 per share for the period from October 15, 2022 to January 14, 2023 and (ii) $939, or $0.476563 per share for the period from January 15, 2023 to April 14, 2023.

During the six-month period ended June 30, 2022, the Company declared and paid to its holders of Series C Preferred Stock (i) $2,111, or $0.531250 per share for the period from October 15, 2021 to January 14, 2022 and (ii) $2,111, or $0.531250 per share for the period from January 15, 2022 to April 14, 2022. During the six-month period ended June 30, 2023, the Company declared and paid to its holders of Series C Preferred Stock (i) $2,111, or $0.531250 per share for the period from October 15, 2022 to January 14, 2023 and (ii) $2,111, or $0.531250 per share for the period from January 15, 2023 to April 14, 2023.

During the six-month period ended June 30, 2022, the Company declared and paid to its holders of Series D Preferred Stock (i) $2,180, or $0.546875 per share for the period from October 15, 2021 to January 14, 2022 and (ii) $2,180, or $0.546875 per share for the period from January 15, 2022 to April 14, 2022. During the six-month period ended June 30, 2023, the Company declared and paid to its holders of Series D Preferred Stock (i) $2,180, or $0.546875 per share for the period from October 15, 2022 to January 14, 2023 and (ii) $2,180, or $0.546875 per share for the period from January 15, 2023 to April 14, 2023.

During the six-month period ended June 30, 2022, the Company declared and paid to its holders of Series E Preferred Stock (i) $2,537, or $0.554688 per share for the period from October 15, 2021 to January 14, 2022 and (ii) $2,537, or $0.554688 per share for the period from January 15, 2022 to April 14, 2022. During the six-month period ended June 30, 2023, the Company declared and paid to its holders of Series E Preferred Stock (i) $2,537, or $0.554688 per share for the period from October 15, 2022 to January 14, 2023 and (ii) $2,537, or $0.554688 per share for the period from January 15, 2023 to April 14, 2023.